UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 February 2, 2008 to March 1, 2008

 Commission File Number of issuing entity: 333-140279-15

 Thornburg Mortgage Securities Trust 2008-1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-140279

 Greenwich Capital Acceptance, Inc.
 (Exact name of depositor as specified in its charter)

 Thornburg Mortgage Home Loans, Inc.
 (Exact name of sponsor as specified in its charter)


 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 Pending
 (I.R.S. Employer Identification No.)


 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  1A-1                             _____    _____    __X___    ____________
  2A-1                             _____    _____    __X___    ____________
  3A-1                             _____    _____    __X___    ____________
  4A-1                             _____    _____    __X___    ____________
  A-R                              _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On March 25, 2008 a distribution was made to holders of Thornburg Mortgage Securities Trust 2008-1.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 3. Sales of Securities & Use of Proceeds.

On 3/3/08, the following classes of certificates in the following amounts were sold by the registrant to affiliates of the registrant in private placements in reliance on Section 4(2) of the Securities Act of 1933:

Class                      Initial Principal Balance
TMST 08-1 B-4                       5,950,000.00
TMST 08-1 B-5                       1,983,000.00
TMST 08-1 B-6                       6,446,724.00

The net proceeds from the sale of these certificates were applied by the registrant toward the purchase of the mortgage loans constituting the pool assets.


On 3/3/08, the following classes of certificates in the following amounts were sold by the registrant to certain third parties of the registrant in private placements in reliance on Section 4(2) of the Securities Act of 1933:

Class                      Initial Principal Balance
TMST 08-1 1A-2                      8,921,000.00
TMST 08-1 2A-2                     54,620,000.00
TMST 08-1 3A-2                     14,547,000.00
TMST 08-1 4A-2                     17,117,000.00
TMST 08-1 1-AX                              0.00
TMST 08-1 2-AX                              0.00
TMST 08-1 3-AX                              0.00
TMST 08-1 4-AX                              0.00
TMST 08-1 B-1                      13,885,000.00
TMST 08-1 B-2                       7,934,000.00
TMST 08-1 B-3                       3,471,000.00

The net proceeds from the sale of these certificates were applied by the registrant toward the purchase of the mortgage loans constituting the pool assets.


 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1)  Monthly report distributed to holders of Thornburg
               Mortgage Securities Trust 2008-1, relating to the March 25, 2008 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Thornburg Mortgage Securities Trust 2008-1
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Julie Eichler
 Julie Eichler, Officer

 Date: April 4, 2008

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Thornburg Mortgage Securities Trust 2008-1, relating to the March 25, 2008 distribution.